Description of Business and Liquidity - Additional Information (Detail) $ in Thousands	3 Months Ended										6 Months Ended			12 Months Ended
	Sep. 30, 2021 USD ($) Segment		Jun. 30, 2021 USD ($)	[1]	Mar. 31, 2021 USD ($) Segment		Sep. 30, 2020 USD ($)	[1]	Jun. 30, 2020 USD ($)	[1]	Sep. 30, 2021 USD ($) Segment		Sep. 30, 2020 USD ($)	Mar. 31, 2021 USD ($) Segment		Mar. 31, 2020 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating and reporting segments | Segment	1				1						1			1
Cash and cash equivalents	$ 2,497,330				$ 2,055,044						$ 2,497,330			$ 2,055,044		$ 2,183,207
Accumulated deficit	2,209,126	[1]			$ 1,918,462	[1],[2]					2,209,126	[1]		1,918,462	[1],[2]	1,109,228	[2]
Net loss	$ (225,640)	[1]	$ (101,078)				$ (53,498)		$ (7,977)		$ (326,718)		$ (61,475)	(900,233)	[2]	1,010,316	[2]
Net losses from continuing operations														$ (900,233)		$ (568,110)

[1]	Retroactively restated for the stock subdivision as described in Note 3.
[2]	Retroactively restated for the stock subdivision as described in Note 1.